Commitments and Contingency	12 Months Ended
Dec. 31, 2022
Commitments and Contingency [Abstract]
COMMITMENTS AND CONTINGENCY

NOTE 20 – COMMITMENTS AND CONTINGENCY

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. As of December 31, 2022 and 2021, the Company was not aware of any litigation or proceedings against it.

Underwriter Agreement

On November 10, 2020, the Company entered into an engagement with R.F. Lafferty & Co., Inc. and US Tiger Securities, Inc. (the “Underwriters”). The agreement expired on November 9, 2021 and it was amended by all parties to extend the service termination date to December 31, 2022.

On August 16, 2022, US Tiger Securities, Inc. terminated the underwriter agreement with the Company that was executed on November 10, 2020 and amended on November 9, 2021.

On August 25, 2022, the Company entered into an engagement with R.F. Lafferty & Co., Inc. and Pacific Century Securities, LLC. (the “New Underwriters”). The agreement will expire on the earlier of August 24, 2023 or the final closing of an Offering. Under the engagement, the Company agrees to pay the following fees:

1)	Cash retainer: $100,000 which is refundable to the extent that the New Underwriters’ incurred expenses are less than the retainer paid.

2)	Cash fee: At the closing of the IPO, the New Underwriters will receive a commission equal to eight and one-half percent (8.5%) of the gross proceeds received.

3)	Non-Accountable expenses: $150,000 payable at the closing of the IPO which is intended to cover the New Underwriters’ legal and road show expenses associated with the IPO.

The engagement letter also states that, for purposes of covering over-allotments, if any, the Company shall grant the Underwriters an option, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15.0% of the total number of Securities to be offered by the Company, on the same terms as the Securities sold in the Offering.

Risks in relation to the VIE structure

It is possible that the Company’s operation of certain of its operations and businesses through its VIE could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Company’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIE within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Company’s VIE arrangements, and as a result the Company’s VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, about the Company’s operation of certain of its operations and businesses through its VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company’s income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company’s business operations, and have a severe adverse impact on the Company’s cash flows, financial position and operating performance.

In addition, it is possible that the contracts among WFOE, HiTek and HiTek’s shareholders would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the VIEs. Consequently, the VIEs’ results of operations, assets and liabilities would not be included in the Company’s consolidated financial statements. If such were the case, the Company’s cash flows, financial position, and operating performance would be materially adversely affected. The Company’s contractual arrangements WFOE, HiTek and HiTek’s shareholders are approved and in place. Management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company’s operations and contractual relationships would find the contracts to be unenforceable.

The Company’s operations and businesses rely on the operations and businesses of its VIEs, which hold certain recognized revenue-producing assets. The VIEs also have an assembled workforce, focused primarily on research and development, whose costs are expensed as incurred. The Company’s operations and businesses may be adversely impacted if the Company loses the ability to use and enjoy assets held by its VIE.

VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs and their subsidiaries with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

Summary information regarding consolidated VIEs and their subsidiaries is as follows.

	As of December 31,
	2022	2021
Current assets	$11,276,852	$11,779,996
Total non-current assets	$9,102,933	$4,173,234
Total Assets	$20,379,785	$15,953,230
Total liabilities	$5,329,843	$3,793,609

	Years Ended December 31,
	2022	2021	2020
Revenues	$6,228,595	$6,473,638	$5,804,727
Net income	$1,684,991	$2,061,517	$1,735,340

	Years Ended December 31,
	2022	2021	2020
Net cash provided by (used in) operating activities	$4,016,852	$(757,861)	$3,025,193
Net cash (used in) provided by investing activities	$(7,349,231)	$400,006	$(865,047)
Net cash provided by financing activities	$2,749,498	$-	$-